THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

            WESTWOOD LARGECAP VALUE FUND (THE "LARGECAP VALUE FUND")
                   WESTWOOD SMIDCAP FUND (THE "SMIDCAP FUND")
              WESTWOOD SMIDCAP PLUS FUND (THE "SMIDCAP PLUS FUND")
                  WESTWOOD SMALLCAP FUND (THE "SMALLCAP FUND")

SUPPLEMENT DATED NOVEMBER 14, 2017 TO:

     o THE LARGECAP VALUE FUND'S A CLASS SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "LARGECAP VALUE A CLASS SUMMARY PROSPECTUS");

     o THE LARGECAP VALUE FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "LARGECAP VALUE INSTITUTIONAL SUMMARY PROSPECTUS");

     o THE SMIDCAP FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "SMIDCAP INSTITUTIONAL SUMMARY PROSPECTUS");

     o THE SMIDCAP PLUS FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "SMIDCAP PLUS INSTITUTIONAL SUMMARY PROSPECTUS");

     o THE SMALLCAP FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED AUGUST 25, 2017 (THE "SMALLCAP INSTITUTIONAL SUMMARY PROSPECTUS," AND, TOGETHER WITH THE LARGECAP VALUE A CLASS SUMMARY PROSPECTUS, LARGECAP VALUE INSTITUTIONAL SUMMARY PROSPECTUS, SMIDCAP INSTITUTIONAL SUMMARY PROSPECTUS, AND SMIDCAP PLUS INSTITUTIONAL SUMMARY PROSPECTUS, THE "SUMMARY PROSPECTUSES");

     o THE A CLASS SHARES PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017 AND AUGUST 25, 2017 (THE "A CLASS PROSPECTUS");

     o THE INSTITUTIONAL SHARES PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017 AND AUGUST 25, 2017 (THE "INSTITUTIONAL PROSPECTUS," AND, TOGETHER WITH THE A CLASS PROSPECTUS, THE "PROSPECTUSES"); AND

     o THE STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017 AND AUGUST 25, 2017 (THE "SAI").

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI, AND SHOULD BE READ IN
        CONJUNCTION WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI.

AS OF NOVEMBER 15, 2017 (THE "EFFECTIVE DATE"), THE INVESTMENT ADVISORY FEE FOR THE LARGECAP VALUE FUND WILL BE REDUCED AS FOLLOWS:

--------------------------------------------------------------------------------
CURRENT INVESTMENT ADVISORY FEE                     NEW INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------
             0.70%                                            0.60%
--------------------------------------------------------------------------------

Additionally, as of the Effective Date, the maximum annual operating expense limits for the LargeCap Value Fund, SMidCap Fund, SMidCap Plus Fund and SmallCap Fund will be reduced as follows:

-------------------------------------------------------------------------------------------------------
                                                           CURRENT MAXIMUM        NEW MAXIMUM
                                                           ANNUAL OPERATING     ANNUAL OPERATING
FUND                             SHARE CLASS                EXPENSE LIMIT        EXPENSE LIMIT
-------------------------------------------------------------------------------------------------------
Westwood LargeCap Value Fund     A Class Shares                 1.00%                 0.90%
                                 ----------------------------------------------------------------------
                                 Institutional Shares           0.75%                 0.65%
-------------------------------------------------------------------------------------------------------
Westwood SMidCap Fund            Institutional Shares           1.25%                 0.88%
-------------------------------------------------------------------------------------------------------
Westwood SMidCap Plus Fund       Institutional Shares           1.00%                 0.81%
-------------------------------------------------------------------------------------------------------
Westwood SmallCap Fund           Institutional Shares           1.10%                 0.99%
-------------------------------------------------------------------------------------------------------

ACCORDINGLY, AS OF THE EFFECTIVE DATE, THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI ARE HEREBY AMENDED AND SUPPLEMENTED AS FOLLOWS:

1. In the "Fund Fees and Expenses" section of the LargeCap Value A Class Summary Prospectus, and the corresponding section of the A Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                                  A CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                                    0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                             0.25%
--------------------------------------------------------------------------------
Other Expenses                                                        0.14%
                                                                     -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  0.99%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(2)                 (0.09)%
                                                                     -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee
  Reductions and/or Expense Reimbursements                            0.90%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's A Class Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                $92         $304         $536         $1,203
--------------------------------------------------------------------------------

2. In the "Fund Fees and Expenses" section of the LargeCap Value Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                                  0.60%
--------------------------------------------------------------------------------
Other Expenses                                                      0.14%
                                                                   -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.74%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(2)               (0.09)%
                                                                   -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee
  Reductions and/or Expense Reimbursements                          0.65%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.65% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                $66         $225         $401          $908
--------------------------------------------------------------------------------

3. In the "Fund Fees and Expenses" section of the SMidCap Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                           0.75%
--------------------------------------------------------------------------------
Other Expenses                                                            0.23%
                                                                         -------
--------------------------------------------------------------------------------
   Shareholder Servicing Fees                            0.13%
--------------------------------------------------------------------------------
   Other Operating Expenses                              0.10%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      0.98%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(1)                     (0.10)%
                                                                         -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee
  Reductions and/or Expense Reimbursements                                0.88%
--------------------------------------------------------------------------------

(1) Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.88% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                 $90         $300         $530        $1,190
--------------------------------------------------------------------------------

4. In the "Fund Fees and Expenses" section of the SMidCap Plus Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                           0.75%
--------------------------------------------------------------------------------
Other Expenses                                                            0.16%
                                                                         -------
--------------------------------------------------------------------------------
   Shareholder Servicing Fees                            0.01%
--------------------------------------------------------------------------------
   Other Operating Expenses                              0.15%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      0.91%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(1)                     (0.10)%
                                                                         -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee
  Reductions and/or Expense Reimbursements                                0.81%
--------------------------------------------------------------------------------

(1) Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.81% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                 $83         $278         $492        $1,108
--------------------------------------------------------------------------------

5. In the "Fund Fees and Expenses" section of the SmallCap Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                           0.85%
--------------------------------------------------------------------------------
Other Expenses                                                            0.26%
                                                                         -------
--------------------------------------------------------------------------------
   Shareholder Servicing Fees                            0.13%
--------------------------------------------------------------------------------
   Other Operating Expenses                              0.13%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.11%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(1)                     (0.12)%
                                                                         -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee
  Reductions and/or Expense Reimbursements                                0.99%
--------------------------------------------------------------------------------

(1) Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.99% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                $101         $338         $597        $1,338
--------------------------------------------------------------------------------

6. In the "Investment Adviser" section of the Prospectuses, the row in the management fee table regarding the LargeCap Value Fund is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Westwood LargeCap Value Fund                                    0.60%*
--------------------------------------------------------------------------------

* Prior to November 15, 2017, the advisory fee for the Westwood LargeCap Value Fund was 0.70%. Prior to February 29, 2016, the advisory fee for the Westwood LargeCap Value Fund was 0.75%.

7. In the "Investment Adviser" section of the A Class Prospectus, the row in the expense cap table regarding the LargeCap Value Fund is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Westwood LargeCap Value Fund                                    0.90%*
--------------------------------------------------------------------------------

* Prior to November 15, 2017, the expense cap for A Class Shares of the Westwood LargeCap Value Fund was 1.00%. Prior to February 29, 2016, the expense cap for A Class Shares of the Westwood LargeCap Value Fund was 1.25%.

8. In the "Investment Adviser" section of the Institutional Prospectus, the rows in the expense cap table regarding the LargeCap Value Fund, SMidCap Fund, SMidCap Plus Fund and SmallCap Fund are hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Westwood LargeCap Value Fund                                    0.65%*
--------------------------------------------------------------------------------
Westwood SMidCap Fund                                           0.88%+
--------------------------------------------------------------------------------
Westwood SMidCap Plus Fund                                      0.81%++
--------------------------------------------------------------------------------
Westwood SmallCap Fund                                          0.99%(ss)
--------------------------------------------------------------------------------

* Prior to November 15, 2017, the expense cap for Institutional Shares of the Westwood LargeCap Value Fund was 0.75%. Prior to February 29, 2016, the expense cap for Institutional Shares of the Westwood LargeCap Value Fund was 1.00%.

+ Prior to November 15, 2017, the expense cap for Institutional Shares of the Westwood SMidCap Fund was 1.25%.

++ Prior to November 15, 2017, the expense cap for Institutional Shares of the Westwood SMidCap Plus Fund was 1.00%.

(ss) Prior to November 15, 2017, the expense cap for Institutional Shares of the Westwood SmallCap Fund was 1.10%.

9. In "The Adviser and Sub-Adviser" section of the SAI, the row in the management fee table regarding the LargeCap Value Fund is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Westwood LargeCap Value Fund                                    0.60%*
--------------------------------------------------------------------------------

* Prior to November 15, 2017, the Management Fee for the Westwood LargeCap Value Fund was 0.70%. Prior to February 29, 2016, the Management Fee for the Westwood LargeCap Value Fund was 0.75%.

10. In "The Adviser and Sub-Adviser" section of the SAI, the rows in the expense cap table regarding the LargeCap Value Fund, SMidCap Fund, SMidCap Plus Fund and SmallCap Fund are hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Westwood LargeCap Value Fund     Institutional Shares                  0.65%*
                                 -----------------------------------------------
                                 A  Class  Shares                      0.90%*
--------------------------------------------------------------------------------
Westwood SMidCap Fund            Institutional  Shares                 0.88%+
--------------------------------------------------------------------------------
Westwood SMidCap Plus Fund       Institutional  Shares                 0.81%++
--------------------------------------------------------------------------------
Westwood SmallCap Fund           Institutional  Shares                 0.99%(ss)
--------------------------------------------------------------------------------

*    Prior to November 15, 2017, the Expense Cap for the Westwood LargeCap
     Value Fund was 0.75% for Institutional Shares and 1.00% for A Class Shares. Prior to February 29, 2016, the Expense Cap for the Westwood LargeCap Value Fund was 1.00% for Institutional Shares and 1.25% for A Class Shares.

+ Prior to November 15, 2017, the Expense Cap for Institutional Shares of the Westwood SMidCap Fund was 1.25%.

++ Prior to November 15, 2017, the Expense Cap for Institutional Shares of the Westwood SMidCap Plus Fund was 1.00%.

(ss) Prior to November 15, 2017, the Expense Cap for Institutional Shares of the Westwood SmallCap Fund was 1.10%.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHG-SK-047-0100